COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		8 Months Ended	12 Months Ended
	Oct. 19, 2021	Aug. 17, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from Initial Public Offering	$ 320,993,750		$ 316,250,000		$ 316,250,000	$ 316,250,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Over-Allotment Units				4,125,000	4,125,000
Sale of units in initial public offering	4,125,000			4,125,000	4,125,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	31,625,000	31,625,000
Percentage of cash underwriting discount				2.00%	2.00%
Proceeds from Initial Public Offering				$ 6,325,000	$ 6,325,000
Percentage of underwriters deferred fee				3.50%	3.50%
Proceeds from initial public offering for deferred fee				$ 11,068,750	$ 11,068,750